Capital Group Emerging Markets Total Opportunities FundSM Statement of Additional Information Supplement July 8, 2016 (for statement of additional information dated January 1, 2016)

1.       The table under the heading “Independent trustees” in the “Management of the fund” section of the statement of additional information is amended in its entirety to read as follows:

Name, year of birth and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[4] held by trustee during the past five years	Other relevant experience
Joseph C. Berenato, 1946 Trustee (2015)	Former Chairman and CEO, Ducommun Incorporated (aerospace components manufacturer)	15[3]	Ducommun Incorporated

•   Service as chief financial officer, aerospace components manufacturer

•   Senior corporate management experience, corporate banking

•   Corporate board experience

•   Service as director, Federal Reserve Board of Los Angeles

•   Service on trustee board for educational organizations

•   MBA, Finance, MA, English, BS, Engineering

Richard G. Capen, Jr., 1934 Trustee (2011)	Corporate director and author	9	None

•   Service as publisher and chief executive officer, newspaper publishing company

•   Senior management experience, newspaper publishing company

•   Corporate board experience

•   Former Assistant Secretary of Defense for Legislative Affairs

•   Former U.S. Ambassador to Spain

Name, year of birth and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[4] held by trustee during the past five years	Other relevant experience
Vanessa C.L. Chang, 1952 Trustee (2015)	Director, EL & EL Investments (real estate)	16[3]	Edison International; Transocean Ltd.

•   Service as a chief executive officer, insurance-related (claims/dispute resolution) internet company

•   Senior management experience, investment banking

•   Former partner, public accounting firm

•   Corporate board experience

•   Service on advisory and trustee boards for charitable, educational and nonprofit organizations

•   Former member of the Governing Council of the Independent Directors Council

•   CPA (inactive)

H. Frederick Christie, 1933 Trustee (2011)	Private investor	9	Former director of AECOM Technology Corporation (until 2011); Ducommun Incorporated (until 2011); DineEquity, Inc. (until 2013)

•   Service as chairman and chief executive officer, non-utility holding company

•   Service as president and chief financial officer, utility company

•   Senior corporate management experience

•   Service on trustee board of charitable organization

•   MBA, Management

Richard G. Newman, 1934 Chairman of the Board (Independent and Non-Executive) (2011)	Founder and Chairman Emeritus, AECOM Technology Corporation (global engineering, consulting and professional technical services)	9	AECOM Technology Corporation (until 2015)	• Service as chief executive officer for multiple international companies • Experience as an engineer • Experience in global mergers and acquisitions and business • MS, civil engineering

2.       The table under the heading “Interested trustees” in the “Management of the fund” section of the statement of additional information is amended in its entirety to read as follows:

Name, year of birth and position with fund (year first elected as a trustee/officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the fund	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years
Paul F. Roye, 1953 Vice Chairman of the Board (2011)	Senior Vice President – Fund Business Management Group, Capital Research and Management Company*; Director, Capital Research and Management Company*	10[3]	None

3.       The paragraph titled “Leadership structure” in the “Management of the fund” section of the statement of additional information is amended in its entirety to read as follows:

Leadership structure — The board’s chair is currently an independent trustee who is not an “interested person” of the fund within the meaning of the 1940 Act. The board has determined that an independent chair facilitates oversight and enhances the effectiveness of the board. The independent chair’s duties include, without limitation, generally presiding at meetings of the board, approving board meeting schedules and agendas, leading meetings of the independent trustees in executive session, facilitating communication with committee chairs, and serving as the principal independent trustee contact for fund management and counsel to the independent trustees and the fund.

Keep this supplement with your statement of additional information.

Lit. No. MFGEBS-194-0716O CGD/10149-S56428